UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust (formerly Investment Trust)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

DWS Capital Growth Fund

(formerly Scudder Capital Growth Fund)

	Shares	Value ($)

Common Stocks 99.0%
Consumer Discretionary 11.2%
Automobiles 0.9%
Harley-Davidson, Inc. (a)	364,100	18,747,509
Hotels Restaurants & Leisure 0.8%
Starbucks Corp.*	522,200	15,671,222
Household Durables 0.7%
Fortune Brands, Inc.	180,100	14,051,402
Internet & Catalog Retail 1.0%
eBay, Inc.*	458,400	19,825,800
Media 2.8%
McGraw-Hill Companies, Inc.	558,000	28,809,540
Omnicom Group, Inc.	305,000	25,964,650

		54,774,190
Multiline Retail 2.7%
Kohl's Corp.*	347,300	16,878,780
Target Corp.	644,400	35,422,668

		52,301,448
Specialty Retail 2.3%
Bed Bath & Beyond, Inc.*	226,800	8,198,820
Home Depot, Inc.	129,900	5,258,352
Lowe's Companies, Inc.	188,800	12,585,408
Staples, Inc.	837,750	19,025,303

		45,067,883
Consumer Staples 11.6%
Beverages 2.9%
Diageo PLC	541,247	7,845,496
PepsiCo, Inc.	824,900	48,735,092

		56,580,588
Food & Staples Retailing 3.0%
Wal-Mart Stores, Inc.	658,900	30,836,520
Walgreen Co.	645,800	28,583,108

		59,419,628
Food Products 2.2%
Dean Foods Co.*	303,100	11,414,746
Kellogg Co.	418,500	18,087,570
The Hershey Co.	247,800	13,690,950

		43,193,266
Household Products 3.5%
Colgate-Palmolive Co.	293,800	16,114,930
Kimberly-Clark Corp.	142,600	8,506,090
Procter & Gamble Co.	752,700	43,566,276

		68,187,296

Energy 14.0%
Energy Equipment & Services 6.0%
Baker Hughes, Inc.	511,200	31,070,736
Halliburton Co.	182,200	11,289,112
Noble Corp.	137,900	9,727,466
Schlumberger Ltd.	352,100	34,206,515
Transocean, Inc.*	454,650	31,684,558

		117,978,387
Oil, Gas & Consumable Fuels 8.0%
ConocoPhillips	563,650	32,793,157
Devon Energy Corp.	637,000	39,837,980
EOG Resources, Inc.	534,200	39,194,254
Valero Energy Corp.	517,000	26,677,200
XTO Energy, Inc.	401,400	17,637,516

		156,140,107
Financials 7.3%
Banks 1.2%
Bank of America Corp.	528,200	24,376,430
Capital Markets 2.9%
Lehman Brothers Holdings, Inc.	190,800	24,454,836
Merrill Lynch & Co., Inc.	177,200	12,001,756
The Goldman Sachs Group, Inc.	161,200	20,586,852

		57,043,444
Consumer Finance 0.9%
American Express Co.	347,700	17,892,642
Diversified Financial Services 1.1%
Citigroup, Inc.	433,266	21,026,399
Insurance 1.2%
AFLAC, Inc.	494,800	22,968,616
Health Care 20.3%
Biotechnology 6.0%
Amgen, Inc.*	322,100	25,400,806
Genentech, Inc.*	598,700	55,379,750
Gilead Sciences, Inc.*	713,600	37,556,768

		118,337,324
Health Care Equipment & Supplies 5.1%
Baxter International, Inc.	461,100	17,360,415
Boston Scientific Corp.*	499,900	12,242,551
C.R. Bard, Inc.	199,700	13,164,224
Medtronic, Inc.	503,200	28,969,224
Zimmer Holdings, Inc.*	411,730	27,767,071

		99,503,485
Health Care Providers & Services 3.4%
UnitedHealth Group, Inc.	1,069,000	66,427,660
Pharmaceuticals 5.8%
Abbott Laboratories	730,500	28,803,615
Eli Lilly & Co.	237,600	13,445,784
Johnson & Johnson	1,024,506	61,572,811
Pfizer, Inc.	400,020	9,328,466

		113,150,676

Industrials 9.1%
Aerospace & Defense 2.2%
United Technologies Corp.	771,600	43,140,156
Air Freight & Logistics 1.3%
FedEx Corp.	255,500	26,416,145
Electrical Equipment 1.3%
Emerson Electric Co.	329,800	24,636,060
Industrial Conglomerates 3.4%
General Electric Co.	1,908,100	66,878,905
Machinery 0.9%
Caterpillar, Inc.	293,600	16,961,272
Information Technology 24.6%
Communications Equipment 2.5%
Cisco Systems, Inc.*	1,351,150	23,131,688
QUALCOMM, Inc.	615,600	26,520,048

		49,651,736
Computers & Peripherals 5.2%
Apple Computer, Inc.*	386,400	27,778,296
Dell, Inc.*	617,900	18,530,821
EMC Corp.*	2,359,600	32,137,752
International Business Machines Corp.	277,100	22,777,620

		101,224,489
Internet Software & Services 1.4%
Google, Inc. "A"*	12,700	5,268,722
Yahoo!, Inc.*	553,000	21,666,540

		26,935,262
IT Consulting & Services 2.3%
Accenture Ltd. "A"	666,500	19,241,855
Fiserv, Inc.*	363,600	15,732,972
Paychex, Inc.	252,900	9,640,548

		44,615,375
Semiconductors & Semiconductor Equipment 6.9%
Broadcom Corp. "A"*	612,700	28,888,805
Intel Corp.	1,607,890	40,132,934
Linear Technology Corp.	551,580	19,895,491
Maxim Integrated Products, Inc.	525,800	19,054,992
Texas Instruments, Inc.	878,200	28,163,874

		136,136,096
Software 6.3%
Adobe Systems, Inc.	548,700	20,279,952
Electronic Arts, Inc.*	381,700	19,966,727
Microsoft Corp.	2,784,180	72,806,307
Oracle Corp.*	879,900	10,743,579

		123,796,565
Materials 0.9%
Chemicals
Ecolab, Inc.	462,900	16,789,383

Total Common Stocks (Cost $1,331,599,770)		1,939,846,846
Securities Lending Collateral 0.6%
Daily Assets Fund Institutional, 4.28% (b) (c) (Cost $12,214,800)	12,214,800	12,214,800

Cash Equivalents 1.5%
Cash Management QP Trust, 4.26% (d) (Cost $30,325,352)	30,325,352	30,325,352
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,374,139,922)	101.1	1,982,386,998
Other Assets and Liabilities, Net	(1.1)	(22,064,307)

Net Assets	100.0	1,960,322,691

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2005 amounted to $11,647,038 which is 0.6% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006